5. Goodwill and Indefinite-Lived Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Carrying value of indefinite-lived intangible asset	$ 9,243,128	$ 9,243,128	$ 9,243,128
Impairment of indefinite-lived intangible asset	0	0
Supply inventory	700,000	700,000
Supplies used during the period	0	100,000
OncoHist [Member]
Indefinite-lived Intangible Assets [Line Items]
Carrying value of indefinite-lived intangible asset	9,200,000	9,200,000	$ 9,243,128
Impairment of indefinite-lived intangible asset	$ 0	$ 0